Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association
(together, the “Company”)

Wells Fargo Securities, LLC
(collectively, the “Specified Parties”):

Re: Wells Fargo Commercial Mortgage Trust 2025-HI – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KSL Hawaii 2-Pack Securitization Tape.xlsx” provided by the Company on September 2, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and two related properties (the “Properties”) as of September 12, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by Wells Fargo Commercial Mortgage Trust 2025-HI, Commercial Mortgage Pass- Through Certificates, Series 2025-HI (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the rate of 4.3500% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology and Assumed SOFR.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

a.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.

b.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
September 2, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Renovation Year	Appraisal Report
Units	Rent Roll
Unit Type	Rent Roll
Cut-Off Date Mortgage Loan Amount	Provided by the Company
Mezzanine Debt Cut-Off Date Principal Balance (1)	Provided by the Company
As-is Appraised Value	Appraisal Report
As-Stabilized Appraised Value	Appraisal Report
As-is Appraisal Date	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Cut-Off Date Total Debt Amount	Provided by the Company
Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
Fully Extended Maturity Date or Anticipated Repayment Date	Provided by the Company
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed Mortgage Loan Spread	Provided by the Company
Assumed Mezzanine Loan Rate	Provided by the Company
Assumed SOFR Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Draft Loan Agreement
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Provided by the Company
Loan Amortization Type	Draft Loan Agreement
Type of Lockbox	Draft Cash Management Agreement
Phase I Date	Phase I Environmental Report
A-2

ATTACHMENT A

Attribute	Source Document(s)
Phase II Recommended	Phase I Environmental Report
Engineering Report Date	Engineering Report
Ownership Interest	Provided by the Company
2019 Occupancy	Underwriting File
2020 Occupancy	Underwriting File
2021 Occupancy	Underwriting File
2022 Occupancy	Underwriting File
2023 Occupancy	Underwriting File
2024 Occupancy	Underwriting File
TTM Jun 2025 Occupancy	Underwriting File
2019 Average Daily Room Rate ($)	Underwriting File
2020 Average Daily Room Rate ($)	Underwriting File
2021 Average Daily Room Rate ($)	Underwriting File
2022 Average Daily Room Rate ($)	Underwriting File
2023 Average Daily Room Rate ($)	Underwriting File
2024 Average Daily Room Rate ($)	Underwriting File
TTM Jun 2025 Average Daily Room Rate ($)	Underwriting File
2019 RevPAR ($)	Underwriting File
2020 RevPAR ($)	Underwriting File
2021 RevPAR ($)	Underwriting File
2022 RevPAR ($)	Underwriting File
2023 RevPAR ($)	Underwriting File
2024 RevPAR ($)	Underwriting File
TTM Jun 2025 RevPAR ($)	Underwriting File
2019 Rooms Revenue ($)	Underwriting File
2020 Rooms Revenue ($)	Underwriting File
2021 Rooms Revenue ($)	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
2022 Rooms Revenue ($)	Underwriting File
2023 Rooms Revenue ($)	Underwriting File
2024 Rooms Revenue ($)	Underwriting File
TTM Jun 2025 Rooms Revenue ($)	Underwriting File
2019 Total Revenue ($)	Underwriting File
2020 Total Revenue ($)	Underwriting File
2021 Total Revenue ($)	Underwriting File
2022 Total Revenue ($)	Underwriting File
2023 Total Revenue ($)	Underwriting File
2024 Total Revenue ($)	Underwriting File
TTM Jun 2025 Total Revenue ($)	Underwriting File
2019 Total Expenses ($)	Underwriting File
2020 Total Expenses ($)	Underwriting File
2021 Total Expenses ($)	Underwriting File
2022Total Expenses ($)	Underwriting File
2023Total Expenses ($)	Underwriting File
2024 Total Expenses ($)	Underwriting File
TTM Jun 2025 Total Expenses ($)	Underwriting File
2019 NOI ($)	Underwriting File
2020 NOI ($)	Underwriting File
2021 NOI ($)	Underwriting File
2022 NOI ($)	Underwriting File
2023 NOI ($)	Underwriting File
2024 NOI ($)	Underwriting File
TTM Jun 2025 NOI ($)	Underwriting File
2019 NCF ($)	Underwriting File
2020 NCF ($)	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
2021 NCF ($)	Underwriting File
2022 NCF ($)	Underwriting File
2023 NCF ($)	Underwriting File
2024 NCF ($)	Underwriting File
TTM Jun 2025 NCF ($)	Underwriting File
Underwritten Occupancy	Underwriting File
Underwritten Average Daily Room Rate ($)	Underwriting File
Underwritten RevPAR ($)	Underwriting File
Underwritten Revenues ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten NOI ($)	Underwriting File
Underwritten NCF ($)	Underwriting File
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Cut-Off Date Allocated Loan Amount	Cut-Off Date Mortgage Loan Amount for each individual property divided by the aggregate of the total Cut-Off Date Mortgage Loan Amount
Cut-Off Date Allocated Loan Amount per Key	Cut-Off Date Mortgage Loan Amount divided by Units
Mortgage Loan Interest Rate	Assumed SOFR plus Assumed Mortgage Loan Spread
Mortgage Loan Interest Rate at Cap	Assumed SOFR Cap plus Assumed Mortgage Loan Spread
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, or if Amortization Term (Original) is “NAP,” show “NAP”
Loan Term (Original)	Number of monthly payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Mortgage Loan Cut-Off Date LTV Ratio	Cut-Off Date Mortgage Loan Amount divided by As-is Appraised Value
Total Debt Cut-Off Date LTV Ratio	Cut-Off Date Total Debt Amount divided by As-is Appraised Value
Mortgage Loan UW NCF DSCR	Underwritten NCF ($) divided by the product of (i) Cut-Off Date Mortgage Loan Amount, (ii) Mortgage Loan Interest Rate, and (iii) 365/360
Total Debt UW NCF DSCR

Underwritten NCF ($) divided by the sum of (a) the product of (i) Cut-Off Date Mortgage Loan Amount,

(ii) Mortgage Loan Interest Rate, and (iii) 365/360 and

(b) the product of (i) Mezzanine Debt Cut-Off Date Principal Balance (1), (ii) Assumed Mezzanine Loan Rate, and (iii) 365/360

Mortgage Loan UW NCF DSCR at Cap	Underwritten NCF ($) divided by the product of (i) Cut-Off Date Mortgage Loan Amount, (ii) Mortgage Loan Interest Rate at Cap and (iii) 365/360
Total Debt UW NCF DSCR at Cap

Underwritten NCF ($) divided by the sum of (a) the product of (i) Cut-Off Date Mortgage Loan Amount,

(ii) Mortgage Loan Interest Rate at Cap, and (iii) 365/360 and (b) the product of (i) Mezzanine Debt

Cut-Off Date Principal Balance (1), (ii) Assumed

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mezzanine Loan Rate plus the difference between Assumed SOFR Cap and Assumed SOFR, and (iii) 365/360
Mortgage Loan Cut-Off Date UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-Off Date Mortgage Loan Amount
Mortgage Loan Cut-Off Date UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-Off Date Mortgage Loan Amount
Total Debt Cut-Off Date UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-Off Date Total Debt Amount

B-2